CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Fees paid for borrowings	$ 56	$ 31